Other Current And Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Other Assets [Abstract]
Summary of detailed information about other assets
	June 30, 2020	December 31, 2019
Marketing and advertising advances	99,545	28,669
Supplier advances	224,335	102,225
Employee advances	79,882	13,983
Rent advances and guarantee deposits (a)	133,448	96,202
Prepaid insurance expenses	170,277	29,647
Overfunded pension plan (b)	711,526	-
Customs broker advances - Import taxes	38,592	34,932
Subleasing receivables (c)	395,605	-
Carbon credits	3,799	3,508
Other	543,806	39,868
	2,400,815	349,034

Current	799,222	265,198
Non-current	1,601,593	83,836

(a)      Mainly related to: (i) advances of rental agreements that were not included in the initial measurement of lease liabilities / right-of-use of the subsidiary The Body Shop International Limited, in accordance with the exemptions on IFRS 16; and (ii) security deposits for the rental of certain stores of the subsidiaries The Body Shop International Limited and Emeis Holdings Pty Ltd. which will be returned by the lessor at the end of the rental agreements.

(b)      Pension plan arising from the Avon’s acquisition on January 3, 2020 (Note 4)

(c)      Relates to the sublease receivables of a property owned by Avon in New York.